Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—98.67%	Value ($)
	Basic Materials—3.31%
1,410,981	Scotts Miracle-Gro Company	96,101,916
	Consumer Discretionary—33.54%
1,882,964	Madison Square Garden Entertainment Corporation(a)	152,312,958
7,772,119	Mattel, Inc.(a)	107,877,012
4,713,446	Norwegian Cruise Line Holdings, Ltd.(a)	99,500,845
4,107,827	Manchester United plc, Class A(a)	94,192,473
3,137,950	OneSpaWorld Holdings, Ltd.	88,615,708
701,877	Adtalem Global Education, Inc.(a)	87,495,987
954,294	Boyd Gaming Corporation	84,292,789
3,239,417	Gentex Corporation	81,860,068
471,750	Sphere Entertainment Company(a)	81,626,902
186,018	Madison Square Garden Sports Corporation(a)	74,749,473
2,015,316	Leslie’s, Inc.(a)(b)	20,455,457
		972,979,672
	Consumer Staples—3.59%
926,614	J.M. Smucker Company	104,244,075
	Energy—2.60%
6,474,663	Core Laboratories, Inc.(b)	75,429,824
	Financials—16.78%
2,437,639	Lazard, Inc., Class A	102,234,580
280,984	Affiliated Managers Group, Inc.	95,084,986
2,066,041	Carlyle Group, Inc.	87,000,986
513,593	BOK Financial Corporation	71,327,796
397,629	Northern Trust Corporation	69,123,825
616,755	RLI Corporation	36,431,718
2,070,647	GCM Grosvenor, Inc., Class A	25,468,958
		486,672,849
	Health Care—18.08%
557,758	Charles River Laboratories International, Inc.(a)	126,493,937
349,270	Bio-Rad Laboratories, Inc.(a)	102,549,165
3,384,359	Envista Holdings Corporation(a)	89,177,860
7,791,737	Dentsply Sirona, Inc.	82,670,329
1,703,532	Prestige Consumer Healthcare, Inc.(a)	80,525,958
573,665	Haemonetics Corporation(a)	43,024,875
		524,442,124
	Industrials—17.70%
398,818	Zebra Technologies Corporation, Class A(a)	104,992,827
858,722	Mohawk Industries, Inc.(a)	104,188,740
568,165	The Middleby Corporation(a)	97,730,062
257,900	Generac Holdings, Inc.(a)	75,515,699
1,735,535	Resideo Technologies, Inc.(a)	53,975,138
7,354,458	ADT, Inc.	47,803,977
849,123	Axalta Coating Systems, Ltd.(a)	29,056,989
		513,263,432
	Real Estate—3.07%
287,118	Jones Lang LaSalle, Inc.(a)	88,992,224
	Total Common Stocks (Cost $2,034,179,300)	2,862,126,116

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—1.37%	Value ($)
39,775,237	Northern Institutional Treasury Portfolio, 3.51%(c)	39,775,237
	Total Short-Term Investments (Cost $39,775,237)	39,775,237

	Total Investments—100.04% (Cost $2,073,954,537)	2,901,901,353
	Other Assets less Liabilities—(0.04)%	(1,191,895)
	Net Assets—100.00%	2,900,709,458
Ariel Appreciation Fund

Number of Shares	Common Stocks—98.36%	Value ($)
	Consumer Discretionary—28.39%
1,152,168	OneSpaWorld Holdings, Ltd.	32,537,224
395,880	Madison Square Garden Entertainment Corporation(a)	32,022,733
69,597	Madison Square Garden Sports Corporation(a)	27,966,859
1,321,822	Norwegian Cruise Line Holdings, Ltd.(a)	27,903,662
381,812	Omnicom Group, Inc.	27,807,368
984,479	Manchester United plc, Class A(a)	22,574,104
123,114	Sphere Entertainment Company(a)	21,302,415
510,862	Knowles Corporation(a)	21,190,556
769,634	Gentex Corporation	19,448,651
1,318,494	Mattel, Inc.(a)	18,300,697
36,249	Royal Caribbean Cruises, Ltd.	11,510,145
187,075	CarMax, Inc.(a)	9,894,397
		272,458,811
	Consumer Staples—2.13%
181,556	J.M. Smucker Company	20,425,050
	Energy—4.36%
542,050	SLB, Ltd.	25,199,905
1,429,620	Core Laboratories, Inc.	16,655,073
		41,854,978
	Financials—23.71%
397,608	First American Financial Corporation	27,271,933
284,647	The Charles Schwab Corporation	26,264,378
397,696	RLI Corporation	23,491,903
156,226	BOK Financial Corporation	21,696,667
227,249	KKR & Company, Inc.	20,856,913
117,203	Northern Trust Corporation	20,374,569
434,354	Carlyle Group, Inc.	18,290,647
131,315	Houlihan Lokey, Inc.	17,613,281
128,095	Aflac, Inc.	15,019,139
349,203	Lazard, Inc., Class A	14,645,574
63,013	FactSet Research Systems, Inc.	14,498,031
34,565	The Progressive Corporation	7,550,724
		227,573,759
	Health Care—15.16%
171,201	Charles River Laboratories International, Inc.(a)	38,826,675
93,200	Labcorp Holdings, Inc.	26,096,000
924,605	Envista Holdings Corporation(a)	24,363,342
76,300	Bio-Rad Laboratories, Inc.(a)	22,402,443
405,584	Prestige Consumer Healthcare, Inc.(a)	19,171,955
195,810	Haemonetics Corporation(a)	14,685,750
		145,546,165
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—98.36% (continued)	Value ($)
	Industrials—19.22%
186,941	The Middleby Corporation(a)	32,155,721
320,471	Masco Corporation	26,076,725
655,517	Axalta Coating Systems, Ltd.(a)	22,431,792
129,370	nVent Electric plc	21,942,446
74,303	Generac Holdings, Inc.(a)	21,756,661
60,016	Keysight Technologies, Inc.(a)	21,009,801
29,993	Littelfuse, Inc.	13,656,713
425,352	Resideo Technologies, Inc.(a)	13,228,447
248,032	Fiserv, Inc.(a)	12,165,970
		184,424,276
	Real Estate—5.39%
90,278	Jones Lang LaSalle, Inc.(a)	27,981,666
176,205	CBRE Group, Inc., Class A(a)	23,733,052
		51,714,718
	Total Common Stocks (Cost $615,681,931)	943,997,757

Number of Shares	Short-Term Investments—1.54%	Value ($)
14,833,380	Northern Institutional Treasury Portfolio, 3.51%(c)	14,833,380
	Total Short-Term Investments (Cost $14,833,380)	14,833,380

	Total Investments—99.90% (Cost $630,515,311)	958,831,137
	Other Assets less Liabilities—0.10%	924,780
	Net Assets—100.00%	959,755,917
Ariel Focus Fund

Number of Shares	Common Stocks—95.54%	Value ($)
	Basic Materials—6.18%
108,103	Barrick Mining Corporation	3,970,623
70,266	Mosaic Company	1,488,937
		5,459,560
	Consumer Discretionary—16.40%
61,815	PHINIA, Inc.	5,091,702
36,441	Boyd Gaming Corporation	3,218,833
5,801	Madison Square Garden Sports Corporation(a)	2,331,074
31,842	BorgWarner, Inc.	2,114,309
21,317	Madison Square Garden Entertainment Corporation(a)	1,724,332
		14,480,250
	Consumer Staples—0.00%
	Energy—11.67%
81,791	SLB, Ltd.	3,802,464
104,412	APA Corporation	3,400,699
18,745	Chevron Corporation	3,107,171
		10,310,334
	Financials—24.83%
14,306	Affiliated Managers Group, Inc.	4,841,150
34,542	BOK Financial Corporation	4,797,193
77,922	Bank of America Corporation	4,439,996
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—95.54% (continued)	Value ($)
	Financials—24.83% (continued)
13,252	FactSet Research Systems, Inc.	3,049,020
35,162	First American Financial Corporation	2,411,762
10,420	Arthur J. Gallagher & Co.	2,392,119
		21,931,240
	Health Care—16.23%
19,642	Johnson & Johnson	4,988,479
11,397	Labcorp Holdings, Inc.	3,191,160
67,373	Prestige Consumer Healthcare, Inc.(a)	3,184,722
5,388	Bio-Rad Laboratories, Inc.(a)	1,581,970
130,338	Dentsply Sirona, Inc.	1,382,886
		14,329,217
	Industrials—18.96%
10,129	Snap-on, Inc.	4,075,909
28,524	Mohawk Industries, Inc.(a)	3,460,817
6,067	Lockheed Martin Corporation	3,090,894
74,529	Resideo Technologies, Inc.(a)	2,317,852
43,362	Fiserv, Inc.(a)	2,126,906
3,588	Generac Holdings, Inc.(a)	1,050,602
95,610	ADT, Inc.	621,465
		16,744,445
	Technology—1.27%
7,643	Oracle Corporation	1,120,082
	Total Common Stocks (Cost $57,074,664)	84,375,128

Number of Shares	Short-Term Investments—4.43%	Value ($)
3,917,330	Northern Institutional Treasury Portfolio, 3.51%(c)	3,917,330
	Total Short-Term Investments (Cost $3,917,330)	3,917,330

	Total Investments—99.97% (Cost $60,991,994)	88,292,458
	Other Assets less Liabilities—0.03%	23,492
	Net Assets—100.00%	88,315,950
Ariel International Fund

Number of Shares	Common Stocks—97.08%	Value ($)
	Austria—4.44%
62,102	BAWAG Group AG	12,438,893
	Belgium—2.71%
39,724	KBC Group NV	5,414,865
325,665	Proximus SADP	2,176,813
		7,591,678
	Canada—1.89%
901,755	Algonquin Power & Utilities Corporation	5,284,284
	China—4.46%
601,500	Hongfa Technology Co., Ltd.	3,054,999
381,500	Sunny Optical Technology Group Co., Ltd.	2,967,225
1,300,000	China Mengniu Dairy Company, Ltd.	2,667,015
248,100	Shenzhen Inovance Technology Co., Ltd.	2,423,366
587,600	Pharmaron Beijing Co., Ltd.	1,367,322
		12,479,927
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.08% (continued)	Value ($)
	Denmark—2.86%
357,359	Orsted AS(a)	8,019,430
	France—9.70%
297,066	Engie SA	9,364,808
424,773	Orange SA	8,010,630
64,788	Publicis Groupe SA	6,400,355
87,290	Michelin (CGDE)	3,366,142
		27,141,935
	Germany—13.69%
137,474	Infineon Technologies AG	12,828,544
50,156	Merck KGaA	8,415,716
123,876	Bayer AG	6,851,986
51,845	Wacker Chemie AG(a)	5,384,743
93,708	Salzgitter AG	4,846,023
		38,327,012
	Greece—0.92%
543,152	Eurobank SA	2,584,822
	Indonesia—0.47%
7,435,900	Bank Negara Indonesia Persero Tbk PT	1,314,175
	Ireland—3.36%
472,553	Bank of Ireland Group plc	9,408,438
	Italy—4.23%
346,787	Lottomatica Group SpA	9,628,604
190,932	Italgas SpA	2,211,040
		11,839,644
	Japan—24.71%
91,100	Daikin Industries, Ltd.	13,830,705
68,200	Horiba, Ltd.	11,497,045
242,800	Daifuku Co., Ltd.	10,639,626
482,900	TDK Corporation	10,602,743
123,300	Murata Manufacturing Company, Ltd.	8,641,123
312,000	Bandai Namco Holdings, Inc.	7,261,035
319,500	Bridgestone Corporation	6,700,668
		69,172,945
	Netherlands—1.09%
76,137	Koninklijke Ahold Delhaize NV	3,063,934
	South Korea—0.95%
25,812	KB Financial Group, Inc.	2,649,008
	Spain—3.60%
729,080	Banco Santander SA	10,066,538
	Switzerland—1.83%
12,465	Roche Holdings AG	5,134,099
	Taiwan—3.21%
38,000	MediaTek, Inc.	5,063,645
52,000	Taiwan Semiconductor Manufacturing Company, Ltd.	3,933,891
		8,997,536
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.08% (continued)	Value ($)
	United Kingdom—12.96%
860,974	Informa plc	10,326,317
1,903,544	Marks & Spencer Group plc	9,392,837
1,240,333	Barclays plc	8,334,785
2,295,186	British Telecom Group plc	5,787,499
93,348	GSK plc	2,452,903
		36,294,341
	Total Common Stocks (Cost $211,165,764)	271,808,639

Number of Shares	Investment Companies—1.26%	Value ($)
49,450	Vanguard FTSE Developed Markets ETF	3,523,312
	Total Investment Companies (Cost $3,419,204)	3,523,312

Number of Shares	Short-Term Investments—0.69%	Value ($)
1,922,597	Northern Institutional Treasury Portfolio, 3.51%(c)	1,922,597
	Total Short-Term Investments (Cost $1,922,597)	1,922,597

	Total Investments—99.03% (Cost $216,507,565)	277,254,548
	Foreign Currency, Other Assets less Liabilities—0.97%	2,712,197
	Net Assets—100.00%	279,966,745
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
07/02/2026	UBS	Australian Dollar	3,531,732	Euro	2,107,992	$36,603
09/24/2026	UBS	Australian Dollar	3,498,512	Euro	2,107,992	984
Subtotal UBS						37,587
07/02/2026	Northern Trust	British Pound	331,708	Japanese Yen	69,761,932	10,940
07/02/2026	Northern Trust	Euro	2,330,399	Swiss Franc	2,130,964	25,383
07/02/2026	Northern Trust	Euro	1,309,300	Japanese Yen	241,426,627	11,172
07/02/2026	Northern Trust	Euro	423,292	Swiss Franc	387,015	4,674
07/02/2026	Northern Trust	Euro	618,149	Swiss Franc	566,998	4,567
07/02/2026	Northern Trust	United States Dollar	1,062,554	Australian Dollar	1,501,631	22,900
07/02/2026	Northern Trust	United States Dollar	968,351	Australian Dollar	1,366,646	22,153
07/02/2026	Northern Trust	United States Dollar	625,709	Australian Dollar	885,284	12,783
09/24/2026	Northern Trust	Australian Dollar	2,203,520	Japanese Yen	245,711,443	1,287
09/24/2026	Northern Trust	Swedish Krona	41,418,880	Euro	3,741,885	1,385
09/24/2026	Northern Trust	Swiss Franc	3,762,917	Japanese Yen	758,687,964	3,026
09/24/2026	Northern Trust	Swiss Franc	8,376,392	Euro	9,126,728	1,131
Subtotal Northern Trust						121,401
07/02/2026	JPMorgan	Australian Dollar	1,983,720	Euro	1,183,480	21,184
07/02/2026	JPMorgan	British Pound	1,014,973	Japanese Yen	215,536,353	20,708
07/02/2026	JPMorgan	United States Dollar	629,005	Australian Dollar	889,883	12,895
09/24/2026	JPMorgan	Australian Dollar	7,458,703	United States Dollar	5,147,360	8,628
09/24/2026	JPMorgan	Australian Dollar	596,461	Euro	359,282	293
09/24/2026	JPMorgan	British Pound	1,006,783	Japanese Yen	215,536,353	420
Subtotal JPMorgan						64,128
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$223,116

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
07/02/2026	UBS	Singapore Dollar	3,579,905	Euro	2,428,179	$(7,361)
09/24/2026	UBS	Singapore Dollar	3,579,641	Euro	2,428,179	(578)
Subtotal UBS						(7,939)
07/02/2026	Northern Trust	Australian Dollar	3,832,840	United States Dollar	2,656,614	(2,947)
07/02/2026	Northern Trust	Australian Dollar	2,168,043	Japanese Yen	245,711,443	(10,143)
07/02/2026	Northern Trust	Japanese Yen	69,761,932	British Pound	326,419	(3,925)
07/02/2026	Northern Trust	Japanese Yen	241,426,627	Euro	1,312,161	(14,441)
07/02/2026	Northern Trust	Japanese Yen	192,633,039	Chinese Offshore Yuan	8,250,657	(30,243)
07/02/2026	Northern Trust	Japanese Yen	457,572,681	Chinese Offshore Yuan	19,671,746	(82,658)
07/02/2026	Northern Trust	Swedish Krona	41,292,064	Euro	3,741,885	(16,962)
07/02/2026	Northern Trust	Swiss Franc	3,756,376	Japanese Yen	758,687,964	(17,141)
07/02/2026	Northern Trust	Swiss Franc	11,511,494	Euro	12,498,568	(33,966)
09/24/2026	Northern Trust	Japanese Yen	667,758,683	Chinese Offshore Yuan	27,922,403	(1,645)
Subtotal Northern Trust						(214,071)
07/02/2026	JPMorgan	Australian Dollar	8,336,649	United States Dollar	5,776,365	(4,485)
07/02/2026	JPMorgan	Euro	824,198	Australian Dollar	1,372,576	(8,575)
Subtotal JPMorgan						(13,060)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(235,070)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(11,954)
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—97.65%	Value ($)
	Austria—2.14%
7,333	BAWAG Group AG	1,468,784
	China—12.61%
426,731	Hongfa Technology Co., Ltd.	2,167,353
57,400	Xiamen Faratronic Co., Ltd.	1,612,770
637,000	China Mengniu Dairy Company, Ltd.	1,306,837
116,300	Shenzhen Inovance Technology Co., Ltd.	1,135,983
124,700	Sunny Optical Technology Group Co., Ltd.	969,890
45,400	WuXi AppTec Co., Ltd.	832,420
272,200	Pharmaron Beijing Co., Ltd.	633,399
		8,658,652
	Denmark—1.84%
56,437	Orsted AS(a)	1,266,493
	France—4.96%
50,386	Engie SA	1,588,385
60,760	Orange SA	1,145,849
6,802	Publicis Groupe SA	671,964
		3,406,198
	Germany—8.95%
17,353	Infineon Technologies AG	1,619,315
8,849	Merck KGaA	1,484,781
19,935	Bayer AG	1,102,670
9,512	Wacker Chemie AG(a)	987,938
18,352	Salzgitter AG	949,057
		6,143,761
	Greece—1.59%
229,478	Eurobank SA	1,092,069
	Indonesia—0.53%
2,049,100	Bank Negara Indonesia Persero Tbk PT	362,145
	Ireland—1.97%
68,010	Bank of Ireland Group plc	1,354,066
	Italy—2.02%
49,929	Lottomatica Group SpA	1,386,288
	Japan—15.69%
18,100	Daikin Industries, Ltd.	2,747,923
48,000	Daifuku Co., Ltd.	2,103,386
10,700	Horiba, Ltd.	1,803,788
60,200	TDK Corporation	1,321,775
18,600	Murata Manufacturing Company, Ltd.	1,303,527
42,000	Bandai Namco Holdings, Inc.	977,447
24,600	Bridgestone Corporation	515,920
		10,773,766
	South Korea—1.57%
629	SK Hynix, Inc.	1,075,873
	Spain—1.62%
80,857	Banco Santander SA	1,116,407
	Taiwan—6.11%
29,000	Taiwan Semiconductor Manufacturing Company, Ltd.	2,193,901
10,000	MediaTek, Inc.	1,332,538
16,000	Airtac International Group	670,507
		4,196,946
See Notes to Schedules of Investments.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—97.65% (continued)	Value ($)
	United Kingdom—7.78%
340,508	Marks & Spencer Group plc	1,680,201
122,716	Informa plc	1,471,827
176,856	Barclays plc	1,188,436
396,736	British Telecom Group plc	1,000,402
		5,340,866
	United States—28.27%
22,180	CVS Health Corporation	2,294,521
15,148	Intel Corporation(a)	2,115,115
19,261	Walt Disney Company	1,853,872
38,708	PPL Corporation	1,407,036
22,125	Bristol-Myers Squibb Company	1,274,842
5,402	First Solar, Inc.(a)	1,274,656
5,355	M&T Bank Corporation	1,274,544
55,776	AT&T, Inc.	1,154,563
23,031	Hewlett Packard Enterprise Company	1,038,928
23,626	Dynatrace, Inc.(a)	1,037,418
17,066	Fifth Third Bancorp	962,011
2,879	FedEx Corporation	901,501
5,700	Gilead Sciences, Inc.	720,138
14,342	CenterPoint Energy, Inc.	631,621
11,039	Bank of America Corporation	629,002
3,105	Capital One Financial Corporation	622,925
1,438	Fedex Freight Holding Co., Inc.(a)	217,138
		19,409,831
	Total Common Stocks (Cost $53,191,912)	67,052,145

Number of Shares	Investment Companies—0.89%	Value ($)
3,885	Vanguard Total World Stock ETF	609,751
	Total Investment Companies (Cost $598,307)	609,751

Number of Shares	Short-Term Investments—0.28%	Value ($)
192,424	Northern Institutional Treasury Portfolio, 3.51%(c)	192,424
	Total Short-Term Investments (Cost $192,424)	192,424

	Total Investments—98.82% (Cost $53,982,643)	67,854,320
	Foreign Currency, Other Assets less Liabilities—1.18%	808,244
	Net Assets—100.00%	68,662,564
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2026 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
07/02/2026	Northern Trust	Australian Dollar	42,070	Japanese Yen	4,628,765	$659
07/02/2026	Northern Trust	Swedish Krona	3,546,617	Japanese Yen	59,275,669	1,208
07/02/2026	Northern Trust	United States Dollar	1,497,548	Chinese Offshore Yuan	10,139,012	4,486
09/24/2026	Northern Trust	Australian Dollar	41,510	Japanese Yen	4,628,765	24
09/24/2026	Northern Trust	Canadian Dollar	1,026,808	Chinese Offshore Yuan	4,899,095	857
09/24/2026	Northern Trust	Swedish Krona	3,545,938	Japanese Yen	59,275,669	338
Subtotal Northern Trust						7,572
07/02/2026	JPMorgan	Euro	910,151	Japanese Yen	167,867,476	7,512
07/02/2026	JPMorgan	United States Dollar	8,391,553	Euro	7,221,007	140,830
07/02/2026	JPMorgan	United States Dollar	2,302,125	Japanese Yen	360,249,589	86,500
07/02/2026	JPMorgan	United States Dollar	3,330,188	Japanese Yen	528,526,027	79,620
07/02/2026	JPMorgan	United States Dollar	1,089,890	British Pound	798,940	30,136
09/24/2026	JPMorgan	Canadian Dollar	429,848	British Pound	229,187	267
Subtotal JPMorgan						344,865
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$352,437

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
07/02/2026	Northern Trust	Canadian Dollar	361,677	Chinese Offshore Yuan	1,794,594	$(9,254)
07/02/2026	Northern Trust	Canadian Dollar	630,271	Chinese Offshore Yuan	3,104,501	(12,765)
07/02/2026	Northern Trust	United States Dollar	2,344,914	Chinese Offshore Yuan	15,947,547	(3,508)
09/24/2026	Northern Trust	United States Dollar	3,862,175	Chinese Offshore Yuan	26,086,559	(3,536)
Subtotal Northern Trust						(29,063)
07/02/2026	JPMorgan	British Pound	257,205	United States Dollar	341,653	(484)
07/02/2026	JPMorgan	Canadian Dollar	420,664	British Pound	229,187	(7,397)
07/02/2026	JPMorgan	Japanese Yen	167,867,476	Euro	909,133	(6,348)
07/02/2026	JPMorgan	United States Dollar	1,985,784	British Pound	1,498,455	(1,842)
07/02/2026	JPMorgan	United States Dollar	1,976,505	Euro	1,737,750	(9,048)
09/24/2026	JPMorgan	United States Dollar	2,703,227	British Pound	2,040,190	(3,004)
09/24/2026	JPMorgan	United States Dollar	5,502,052	Japanese Yen	888,775,616	(3,049)
09/24/2026	JPMorgan	United States Dollar	10,260,856	Euro	8,958,757	(13,013)
Subtotal JPMorgan						(44,185)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(73,248)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$279,189

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of June 30, 2026.
See Notes to Schedules of Investments.

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Notes to the
Schedules of Investments
As of June 30, 2026 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2026.
Securities Valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available are valued using a fair value determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such valuation adjustments are provided by approved pricing vendors or other independent pricing sources.
Fair Value Measurements—Accounting Standards Codification Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of June 30, 2026 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,901,901,353	$958,831,137	$88,292,458
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,901,901,353	$958,831,137	$88,292,458
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
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Notes to the
Schedules of Investments
As of June 30, 2026 (Unaudited)
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$32,701,614	$—	$—	$32,701,614
Consumer Discretionary	26,956,449	—	—	26,956,449
Consumer Staples	15,123,786	—	—	15,123,786
Financials	52,211,524	—	—	52,211,524
Health Care	24,222,026	—	—	24,222,026
Industrials	29,948,696	—	—	29,948,696
Information Technology	55,534,216	—	—	55,534,216
Materials & Processing	10,230,766	—	—	10,230,766
Utilities	24,879,562	—	—	24,879,562
Total Common Stocks	$271,808,639	$—	$—	$271,808,639
Investment Companies	3,523,312	—	—	3,523,312
Short-Term Investments	1,922,597	—	—	1,922,597
Total Investments	$277,254,548	$—	$—	$277,254,548
Other Financial Instruments
Forward Currency Contracts^	$—	$(11,954)	$—	$(11,954)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$7,298,477	$—	$—	$7,298,477
Consumer Discretionary	2,879,655	—	—	2,879,655
Consumer Staples	2,987,038	—	—	2,987,038
Financials	10,070,389	—	—	10,070,389
Health Care	8,342,771	—	—	8,342,771
Industrials	9,943,791	—	—	9,943,791
Information Technology	18,699,494	—	—	18,699,494
Materials & Processing	1,936,995	—	—	1,936,995
Utilities	4,893,535	—	—	4,893,535
Total Common Stocks	$67,052,145	$—	$—	$67,052,145
Investment Companies	609,751	—	—	609,751
Short-Term Investments	192,424	—	—	192,424
Total Investments	$67,854,320	$—	$—	$67,854,320
Other Financial Instruments
Forward Currency Contracts^	$—	$279,189	$—	$279,189

*	As of June 30, 2026, the Level 2 investments held were forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign Currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward Currency Contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error relative to their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.

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Notes to the
Schedules of Investments
As of June 30, 2026 (Unaudited)
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the period ended June 30, 2026 in securities of a company deemed to be an affiliated company of the Funds:
Security name	Shares Held June 30, 2026	Market Value September 30, 2025	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value June 30, 2026	Dividend Income
Ariel Fund
Common Stocks - 3.31%
Consumer Discretionary - 0.71%
Leslie’s, Inc.(a)	2,015,316	$12,324,480	$91,883	$2,800,233	$(44,394,538)	$55,233,865	$20,455,457	—
Energy - 2.60%
Core Laboratories, Inc.	6,474,663	80,573,320	15,515,573	21,755,567	(7,659,439)	8,755,937	75,429,824	173,258
Total Common Stocks		$92,897,800	$15,607,456	$24,555,800	$(52,053,977)	$63,989,802	$95,885,281	$173,258

(a)	Non-income producing.
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